Revenue from contracts with customers and trade receivables (Details 4) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Statements [Line Items]
Advance from customers	₨ 1,321	₨ 1,562
Contract liabilities	₨ 1,321	₨ 1,562